Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	$ 16,537
Property and equipment, ending	18,856	$ 16,537
Terminals
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	1,285
Property and equipment, ending	1,412	1,285
Computer equipment
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	3,544
Property and equipment, ending	6,039	3,544
Office equipment, furniture and fixtures
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	854
Property and equipment, ending	1,174	854
Leasehold improvements
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	2,745
Property and equipment, ending	2,648	2,745
Right-of-use assets – Buildings
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	8,109
Property and equipment, ending	7,583	8,109
Cost
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	24,585	21,379
Acquisitions	7,475	6,571
Disposal		(3,547)
Acquisition through business combinations	617	371
Effect of movements in exchange rates	168	(189)
Property and equipment, ending	32,845	24,585
Cost | Terminals
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	2,949	2,378
Acquisitions	649	541
Disposal		0
Acquisition through business combinations	41	0
Effect of movements in exchange rates	(7)	30
Property and equipment, ending	3,632	2,949
Cost | Computer equipment
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	4,796	5,578
Acquisitions	4,452	2,725
Disposal		(3,401)
Acquisition through business combinations	446	164
Effect of movements in exchange rates	70	(270)
Property and equipment, ending	9,764	4,796
Cost | Office equipment, furniture and fixtures
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	1,181	1,163
Acquisitions	374	47
Disposal		(72)
Acquisition through business combinations	111	43
Effect of movements in exchange rates	76	0
Property and equipment, ending	1,742	1,181
Cost | Leasehold improvements
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	3,665	3,584
Acquisitions	253	82
Disposal		(74)
Acquisition through business combinations	19	69
Effect of movements in exchange rates	(36)	4
Property and equipment, ending	3,901	3,665
Cost | Right-of-use assets – Buildings
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	11,994	8,676
Acquisitions	1,747	3,176
Disposal		0
Acquisition through business combinations	0	95
Effect of movements in exchange rates	65	47
Property and equipment, ending	13,806	11,994
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	(8,048)	(6,107)
Disposal		3,164
Depreciation	5,811	5,121
Effect of movements in exchange rates	(130)	16
Property and equipment, ending	(13,989)	(8,048)
Accumulated depreciation | Terminals
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	(1,664)	(1,109)
Disposal		0
Depreciation	556	556
Effect of movements in exchange rates	0	1
Property and equipment, ending	(2,220)	(1,664)
Accumulated depreciation | Computer equipment
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	(1,252)	(2,401)
Disposal		3,108
Depreciation	2,373	1,959
Effect of movements in exchange rates	(100)	0
Property and equipment, ending	(3,725)	(1,252)
Accumulated depreciation | Office equipment, furniture and fixtures
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	(327)	(196)
Disposal		28
Depreciation	223	159
Effect of movements in exchange rates	(18)	0
Property and equipment, ending	(568)	(327)
Accumulated depreciation | Leasehold improvements
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	(920)	(662)
Disposal		28
Depreciation	341	286
Effect of movements in exchange rates	8	0
Property and equipment, ending	(1,253)	(920)
Accumulated depreciation | Right-of-use assets – Buildings
Changes in property, plant and equipment [abstract]
Property and equipment, beginning	(3,885)	(1,739)
Disposal		0
Depreciation	2,318	2,161
Effect of movements in exchange rates	(20)	15
Property and equipment, ending	$ (6,223)	$ (3,885)